Statements of Net Assets Available for Benefits - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ASSETS:
Participant-directed investments, at fair value	$ 25,743,836,325	$ 21,589,503,782
Receivables:
Employer contributions	414,432,926	397,705,435
Notes receivable from participants	130,838,275	130,367,784
Receivables for securities sold and other	62,646,731	63,115,973
Total Receivables	607,917,932	591,189,192
Total Assets	26,351,754,257	22,180,692,974
LIABILITIES:
Participant-directed investments, at fair value	24,105,685	23,003,570
Payables for securities purchased and other	133,449,525	139,281,040
Total Liabilities	157,555,210	162,284,610
NET ASSETS AVAILABLE FOR BENEFITS	$ 26,194,199,047	$ 22,018,408,364